Schedule of Warrants Outstanding Exercise Prices (Details)	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants	112,858,578	95,777,806
Number of warrants exercisable	112,858,578	95,777,806
Warrants One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Nov. 13, 2021	Aug. 01, 2021
Exercise price | $ / shares	$ 0.80
Number of warrants	400,000	2,752,900
Number of warrants exercisable	400,000	2,752,900
Warrants One [Member] | CAD [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares		$ 0.25
Warrants Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Nov. 13, 2021	Aug. 09, 2021
Exercise price | $ / shares	$ 0.50
Number of warrants	400,000	160,408
Number of warrants exercisable	400,000	160,408
Warrants Two [Member] | CAD [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares		$ 4.50
Warrants Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Nov. 28, 2021	Nov. 28, 2021
Exercise price | $ / shares	$ 1.00
Number of warrants	645,866	645,866
Number of warrants exercisable	645,866	645,866
Warrants Three [Member] | CAD [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares		$ 1.00
Warrants Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Feb. 26, 2022	Nov. 13, 2021
Exercise price | $ / shares	$ 0.70
Number of warrants	239,284	400,000
Number of warrants exercisable	239,284	400,000
Warrants Four [Member] | CAD [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares		$ 0.80
Warrants Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Aug. 31, 2023	Nov. 13, 2021
Exercise price | $ / shares	$ 0.50
Number of warrants	58,284,148	400,000
Number of warrants exercisable	58,284,148	400,000
Warrants Five [Member] | CAD [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares		$ 0.50
Warrants Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Dec. 31, 2025	Feb. 26, 2022
Exercise price | $ / shares	$ 0.59
Number of warrants	32,895,200	239,284
Number of warrants exercisable	32,895,200	239,284
Warrants Six [Member] | CAD [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares		$ 0.70
Warrants Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Feb. 09, 2026	Aug. 31, 2023
Exercise price | $ / shares	$ 0.60
Number of warrants	17,112,500	58,284,148
Number of warrants exercisable	17,112,500	58,284,148
Warrants Seven [Member] | CAD [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares		$ 0.50
Warrants Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Feb. 16, 2026	Dec. 31, 2025
Exercise price | $ / shares	$ 0.60
Number of warrants	2,881,580	32,895,200
Number of warrants exercisable	2,881,580	32,895,200
Warrants Eight [Member] | CAD [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares		$ 0.59